SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Jul. 31, 2026
Disclosure of changes in accounting estimates [abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS [Text Block]

3. SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

Estimates and assumptions

In particular, information about significant areas of estimation uncertainty considered by management in preparing the consolidated financial statements includes:

  The recoverability of the carrying value of the exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest;
  Management's assumption that there are currently no decommissioning liabilities is based on the facts and circumstances that have existed during the periods; and
  Determination of fair market value of common shares issued in exchange for exploration and evaluation assets.

Judgments

The critical judgments that the Company’s management has made in the process of applying the Company’s accounting policies from those involving estimations that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

  Economic recoverability and probability of future economic benefits of exploration, evaluation and development costs: Management has determined that exploratory drilling, evaluation, development and related costs incurred which have been capitalized are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geologic information, scoping and feasibility studies, accessible facilities, existing permits and life of mine plans;
  The assessment of the Company's ability to continue as a going concern involves judgment regarding future funding available for its exploration projects and working capital requirements; and
  The determination of subsidiary’s functional currency often requires significant judgment where the primary economic environment in which they operate may not be clear.